Share Option Plan (Share-based Compensation of the Company, Restricted Share Units Activity) (Details) (The Company [Member], 2008 Equity Compensation Plan [Member], Restricted Share [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
The Company [Member] | 2008 Equity Compensation Plan [Member] | Restricted Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, Beginning balance	2,459,552	4,911,601	7,501,389
Number of Shares, Granted	25,000	290,840	1,479,962
Number of Shares, Vested	(1,004,492)	(2,153,100)	(2,434,628)
Number of Shares, Forfeited	(564,330)	(589,789)	(1,635,122)
Number of Shares, Unvested, Ending balance	915,730	2,459,552	4,911,601
Number of Shares, Expected to vest	876,387
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 2.6	$ 3.5	$ 4.5
Weighted-Average Grant-Date Fair Value, Granted	$ 3.1	$ 1.8	$ 2.0
Weighted-Average Grant-Date Fair Value, Vested	$ 2.7	$ 4.4	$ 4.7
Weighted-Average Grant-Date Fair Value, Forfeited	$ 2.7	$ 4.6	$ 4.9
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 2.2	$ 2.6	$ 3.5
Weighted-Average Grant-Date Fair Value, Expected to vest	$ 2.2